Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
Note 3 - Marketable Securities

A.

	December 31	December 31
	2010	2011

Trade	$1,593	$1,666
Available for sale	20,923	17,098

	$22,516	$18,764

B.	The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2011
Available- for- sale:
Corporate debentures- current	$14,347	$83	$(191)	$14,239
Governmental debentures- current	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

As of December 31, 2010
Available- for- sale:
Corporate debentures- current	$18,207	$42	$(161)	$18,088
Governmental debentures- current	2,816	31	(12)	2,835
	$21,023	$73	$(173)	$20,923

C.	Available-for-sale securities are classified as short-term interest-bearing investments on the Company balance sheet.

As of December 31, 2011, the Company's Available-for-sale securities had the following maturity date:

Market Value
Within One year	$2,745
1 to 2 years	3,199
2 to 3 years	4,613
3 to 4 years	4,190
Thereafter	2,351
$17,098

D.
Proceeds from the sale of investment securities available for sale were $12,161  in 2011 (2010- $10,281) ; gross realized gains included in interest and marketable securities income in 2011 were $61 (2010-gross realized gains of $31).

E.
The Company also maintains a $1,666 portfolio of investment securities classified as trading (December 31 2010 and 2009- $1,593 and $1,395, respectively). Net realized losses on trading securities during the year ended December 31 2011 were $174 (For year ended December 31 2010 and 2009- net realized gains were $187 and $281, respectively), and are included in interest and marketable securities income. Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2011 were $18 (Net unrealized gains (losses), for 2010 and 2009- ($23) and $59, respectively).

F.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685

At December 31, 2010	Less than 12 months
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(161)	$9,619
US Agency and other governmental
debentures- current	(12)	776
	$(173)	$10,395

The unrealized losses on investments in U.S goverment or goverment agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.